FIXED INCOME FUND
                               SEMI-ANNUAL REPORT

                           IAI INSTITUTIONAL BOND FUND

                                  MAY 31, 1997

                                   (UNAUDITED)


                                   [LOGO] IAI
                                  MUTUAL FUNDS



                                TABLE OF CONTENTS

                           IAI INSTITUTIONAL BOND FUND


                               SEMI-ANNUAL REPORT
                                  MAY 31, 1997
                                   (UNAUDITED)


Chairman's Letter ............................  2

Fund Managers' Review ........................  4

Fund Portfolio ...............................  6

Notes to Fund Portfolio ...................... 11

Statement of Assets and Liabilities .......... 12

Statement of Operations ...................... 13

Statement of Changes in Net Assets ........... 14

Financial Highlights ......................... 15

Notes to Financial Statements ................ 16

IAI Mutual Fund Family ....................... 21

Adviser, Custodian, Legal Counsel,
Independent Auditors,
Directors ..................... Inside Back Cover




                                CHAIRMAN'S LETTER
                           IAI INSTITUTIONAL BOND FUND


THE DOW LEADS THE WORLD

[PHOTO]
NOEL P. RAHN
CHAIRMAN

The U.S. stock market continues to offer pleasant surprises, with the Dow Jones Industrial Average up more than 60% during the past two years--breaking through 7000 on February 13 and 8000 on July 16. As we move through 1997, most of the conditions which led to that runup are still intact: low inflation, relatively low interest rates, moderate economic growth and strong corporate productivity.

In contrast, global stock markets continue to lag the United States, as Japan's economy continues to struggle and Europe grapples with the upcoming unification of its currency. Throughout much of the 1990s, the U.S. stock market has outperformed international markets. However, the reverse was generally true in the 1980s. We continue to see international markets as an excellent diversification strategy.

For much of 1996, the U.S. bond market endured a bumpy ride, as interest rates rose steadily, ignited by a spring quarter that was one of the strongest economic periods in years. Indeed, for much of the spring and summer, the benchmark 30-year Treasury bond traded at about 7% as investors feared inflation and action by the Federal Reserve Board to slow the economy. However, by the fall, the economy slowed down and the Fed chose not to tighten credit. Even when the economy rebounded in the fourth quarter, the Fed didn't act because there was still no sign of inflation.

The Fed, however, is a vigilant observer of the economy and is very sensitive to potential inflation. Since the economy is at full employment, it wouldn't be surprising to see an uptick in inflation in the months ahead. This could cause interest rates to rise and put the brakes on the stock and bond markets.

If you're a long-term investor, then you should be concerned that you've properly diversified your portfolio among stocks and bonds, perhaps increasing your focus on bonds as you approach retirement and require income. If you're a young investor just starting your investment program, international equities are a good place to be for growth. Wherever you are in life, you should make sure that your investment portfolio generally reflects your long-term investment goals for 1997 and beyond.

ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, is listed below.

The risk in the second half of the year is biased toward higher growth and an upturn in inflation. First half economic results were erratic, with a strong quarter followed by a weak quarter. Neither reflects a true picture of the underlying expansion. Instead the pattern reflects statistically choppy spending. Consumer spending in the first half was influenced by seasonality (warmer winter, cooler spring), early tax refunds, and a growing trend toward employee bonuses/stock options (paid in lump sums in the first months of the year) instead of salary increases (paid in smaller monthly increments throughout the year). These conditions will not be repeated in the second half of the year. A third quarter rebound to about 3% real growth should follow the anemic second quarter results.

Our concern is that the apparent pause in the second quarter has done little to relieve rising economic pressures. Labor markets are operating at full capacity. In fact, we suspect businesses are beginning to miss opportunities because they are unable to find experienced help. Capacity utilization rates also reflect a lack of excess capacity. The U.S. has been able to use excess capacity from overseas to meet demand. However, growth now appears to be on the rise in other G7 countries. The results of recent elections in the U.K. and France have a clear pro-growth bias. Fiscal austerity and low inflation have less appeal to voters when unemployment rates are persistently high. A coordinated global expansion will help lift our exports but will remove some of the price competition that has helped restrain domestic inflation.

Monetary liquidity is ample to finance both economic growth and modest price increases. Domestically, broad money growth is expanding at a rate of about 7%. Globally, U.S. dollar-based credit has been growing at a double-digit rate for the last year. However, the Fed is likely to tolerate broad money growth and tight economic capacity until inflation begins to accelerate.

Please read the Fund Managers' Reviews which follow this letter for a detailed perspective on the Funds' performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,


/s/ Noel P. Rahn

Noel P. Rahn
Chairman



                              FUND MANAGERS' REVIEW
                           IAI INSTITUTIONAL BOND FUND


IAI INSTITUTIONAL BOND FUND

[PHOTO]
LARRY R. HILL, CFA
IAI INSTITUTIONAL BOND
FUND CO-MANAGER

[PHOTO]
TIMOTHY A. PALMER, CFA
IAI INSTITUTIONAL BOND
FUND CO-MANAGER

[PHOTO]
SCOTT A. BETTIN, CFA
IAI INSTITUTIONAL BOND
FUND CO-MANAGER

WHAT IS THE FUND'S OBJECTIVE?

The IAI Institutional Bond Fund seeks to provide a high level of total return derived from a combination of capital appreciation and current income. This objective is pursued by investing primarily in a diversified portfolio of U.S. Government securities and investment- and non-investment- grade bonds and other debt securities of similar quality. The Fund invests in a variety of maturities and sectors which are varied depending on relative values in the marketplace at a given point in time.

HOW HAS THE FUND PERFORMED?

During the first quarter of 1997, interest rates rose each month, resulting in negative returns for most longer-term bond indexes. The IAI Institutional Bond Fund had a (0.46)% total return, beating its benchmark, the Salomon Broad Investment Grade Bond Index which fell by (0.52%). For the past six months, the Fund had a 0.28% total return while the Salomon Broad Investment Grade Bond Index had a 0.95% total return.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND?

In the past six months, the Fund reduced its interest rate exposure but maintained a longer-than-market effective duration. The portfolio is structured for a flatter yield curve by reducing positions in the middle of the yield curve in favor of short-term notes and long-term Treasuries. Asset-backed, Corporate and Mortgage holdings were reduced slightly during the quarter based on the tightness of spreads. Non-dollar bond positions were established in Germany and Australia as attractive alternatives to U.S. holdings.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

Non-U.S. Treasury sectors outperformed their U.S. Treasury counterparts in the most recent six-month period as bond investors searched for ways to add yield to their portfolios. The Fund benefited from this trend because of the overweight positions in non-Treasury sectors. The Fund also benefited from an improved interest rate backdrop. A second quarter economic pause, persistently low inflation, strong improvement in the budget deficit and the lack of Fed tightening all contributed to the improvement.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Near-term market trends still favor bonds. However, market risks increase with the age of the economic expansion. Cyclically, the lack of excess capacity and an accommodative monetary policy point toward rising inflationary pressures. Yet, current pricing power is being constrained by the secular forces of foreign competition and business restructuring. Eventually, the cyclical forces will drive prices and interest rates higher. Until signs of this shift emerge, the Fund will continue to be positioned for a favorable market environment.


VALUE OF $2,000,000 INVESTMENT+

                              [PLOT POINTS GRAPH]

            IAI INSTITUTIONAL BOND FUND    SALOMON BROAD INVESTMENT
               (Inception 11/01/93)           Grade Bond Index

 11/1/93            $2,000,000                   $2,000,000
11/30/94            $1,885,303                   $1,922,902
11/30/95            $2,167,191                   $2,265,744
11/30/96            $2,328,322                   $2,401,191
 5/31/97            $2,334,860                   $2,424,006


AVERAGE ANNUAL RETURNS+
THROUGH 5/31/97
                                                               SINCE INCEPTION
                                  6 Months         1 Year          11/01/93
--------------------------------------------------------------------------------
IAI INSTITUTIONAL
   BOND FUND                        0.28%           9.44%           4.42%
--------------------------------------------------------------------------------
Salomon Broad Investment
     Grade Bond Index               0.95%           8.26%           5.51%

+   PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



SECTORS
% OF PORTFOLIO AS OF 5/31/97

[PIE CHART]

U.S. Government & Government Agency       30%
Foreign Denominated                        8%
Corporate                                 18%
Preferred Stock                            3%
U.S. Government Agency Mortgage-Backed    28%
Short-Term                                 7%
Asset-Backed                               6%



EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 5/31/97

[BAR CHART]

YEARS

 0-3             19%
 3-5             18%
 5-10            27%
10-20            17%
   20+           19%


NOTE TO CHAIRMAN'S LETTER & FUND  MANAGERS' REVIEW

PERFORMANCE DATA FOR THE IAI INSTITUTIONAL BOND FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


CREDIT RATING
% OF PORTFOLIO AS OF 5/31/97

U.S.
Government.........59%

Aaa................23%

Aa..................1%

A...................5%

Baa.................8%

Non-Investment
Grade...............4%


                                 FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND

                                  MAY 31, 1997
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

CORPORATE BONDS - 18.5%

                                                                                   Principal           Market
                                                    Rate          Maturity          Amount            Value (a)
-----------------------------------------------------------------------------------------------------------------
FINANCIAL - 10.1%
Delphi Funding                                      9.31%          03/25/27     $    500,000       $    502,394
Equitable                                           9.00           12/15/04           30,000             32,952
Greenpoint                                          9.10           06/01/27 (b)    1,000,000          1,008,580
IBM                                                 7.13           12/01/96           50,000             46,077
Imperial Capital Trust I (e)                        9.98           12/31/26        1,000,000          1,001,744
Nationwide CSN Trust (e)                            9.88           02/15/25        2,000,000          2,150,060
Railcar Leasing (e)                                 6.75           07/15/06        3,836,959          3,791,913
Salomon                                             7.20           02/01/04           80,000             78,976
Sun Life Capital (e)                                8.53           05/29/49          500,000            506,789
-----------------------------------------------------------------------------------------------------------------
                                                                                                      9,119,485
-----------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.9%
Chrysler                                            7.45           02/01/97           30,000             28,519
Comcast Cable Communications (e)                    8.38           05/01/07        1,000,000          1,026,670
Ford Motor                                          7.40           11/01/46           80,000             76,155
IMC Fertilizer Group                                9.45           12/15/11           30,000             34,719
J.C. Penney                                         7.95           04/01/17           80,000             81,562
Levi Strauss (e)                                    6.80           11/01/03        1,000,000            987,140
Newport News Shipping                               8.63           12/01/06          350,000            357,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                      2,591,765
-----------------------------------------------------------------------------------------------------------------
UTILITIES - 1.1%
U.S. West Capital Funding                           7.95           02/01/97        1,050,000          1,033,935
-----------------------------------------------------------------------------------------------------------------
YANKEE - 4.4%
Athabasca Oil Sands (e)                             8.20           04/01/27        1,000,000            998,000
Empresa Nacional Electric                           8.13           02/01/97        1,350,000          1,337,080
Hydro-Quebec                                        8.50           12/01/29           65,000             69,871
Republic of Colombia                                7.63           02/15/07           30,000             28,914
Republic of Indonesia                               7.75           08/01/06          150,000            148,445
Tenaga Nasional (e)                                 7.50           01/15/96        1,500,000          1,396,560
-----------------------------------------------------------------------------------------------------------------
                                                                                                      3,978,870
=================================================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $16,836,843)..............................................................................  $ 16,724,055
=================================================================================================================

                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO



                                 FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND

                                  MAY 31, 1997
                                   (UNAUDITED)

U.S. GOVERNMENT OBLIGATIONS - 30.1%

                                                                                  Principal            Market
                                                    Rate          Maturity          Amount            Value (a)
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 18.5%
                                                    5.63%          10/31/97     $  3,010,000       $  3,011,866
                                                    5.88           10/31/98          230,000            229,462
                                                    5.63           11/30/98        5,000,000          4,969,550
                                                    7.13           09/30/99          160,000            162,950
                                                    5.50           12/31/00        2,000,000          1,941,240
                                                    6.63           07/31/01        4,600,000          4,624,426
                                                    7.25           05/15/04        1,660,000          1,719,395
-----------------------------------------------------------------------------------------------------------------
                                                                                                     16,658,889
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 11.6%
                                                   10.38           11/15/12        1,460,000          1,839,366
                                                   12.00           08/15/13        1,110,000          1,550,526
                                                    9.25           02/15/16        1,370,000          1,692,799
                                                    7.88           02/15/21        1,420,000          1,560,892
                                                    7.63           02/15/25          570,000            614,443
                                                    6.88           08/15/25        2,240,000          2,212,359
                                                    6.50           11/15/26        1,080,000          1,018,235
-----------------------------------------------------------------------------------------------------------------
                                                                                                     10,488,620
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS
(COST: $27,105,556)..............................................................................  $ 27,147,509
=================================================================================================================

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.6%

                                                                                  Principal            Market
                                                    Rate           Maturity         Amount            Value (a)
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.7%
                                                    8.00%          08/01/08     $     58,090       $     59,413
                                                    6.50           05/15/21        2,065,598          1,932,625
                                                    6.50           09/15/21        2,020,000          1,907,628
                                                    6.50           11/15/21        1,270,000          1,218,006
-----------------------------------------------------------------------------------------------------------------
                                                                                                      5,117,672
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 4.8%
                                                    6.50           03/02/11          944,041            922,498
                                                    6.00           04/01/11        1,377,460          1,321,494
                                                    6.50           04/01/26        2,222,017          2,113,005
-----------------------------------------------------------------------------------------------------------------
                                                                                                      4,356,997
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.5%
                                                    6.60           12/01/03        1,188,439          1,162,070
                                                    7.00           08/01/11          662,555            659,309
                                                    9.00           06/01/17        2,338,418          2,489,035
                                                    6.00           10/01/23          376,975            349,882
                                                    6.00           09/01/24          353,495            328,697
                                                    7.00           11/01/25        1,764,063          1,719,961
                                                    7.50           06/12/27 (b)    2,780,000          2,768,685
-----------------------------------------------------------------------------------------------------------------
                                                                                                      9,477,639
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.6%
                                                    8.00           09/15/08          537,185            556,658
                                                    9.00           11/15/17          379,950            406,543
                                                    7.00           12/15/23          886,969            868,945
                                                    6.50           10/15/24        1,280,229          1,221,018
                                                    7.50           01/15/26          901,016            897,403
                                                    6.00           07/01/27 (b)    2,922,900          2,918,333
-----------------------------------------------------------------------------------------------------------------
                                                                                                      6,868,900
=================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST: $25,849,910)..............................................................................  $ 25,821,208
=================================================================================================================



                    SEE ACCOMPANYING NOTES TO FUND PORTFOLIO




ASSET-BACKED SECURITIES - 6.3%

                                                                                  Principal            Market
                                                    Rate           Maturity         Amount            Value (a)
-----------------------------------------------------------------------------------------------------------------
AUTO LOAN RELATED - 4.0%
Ford Credit Auto Lease Trust 96-1 A2                5.80%          05/15/99     $  1,260,000       $  1,260,252
Ford Credit Auto Loan Master Trust 96-1 A           5.50           02/15/03          230,000            220,800
Ford Credit Auto Owner Trust 96-B A4                6.30           01/15/01           40,000             39,832
Norwest Automobile Trust 96-A A3                    5.90           03/15/00        2,000,000          1,991,900
Premier Auto Trust 96-4 A3                          6.20           11/06/00           60,000             59,944
-----------------------------------------------------------------------------------------------------------------
                                                                                                      3,572,728
-----------------------------------------------------------------------------------------------------------------
CREDIT CARD RELATED - 2.2%
Chase Manhattan Credit Card Trust 96-4 A            6.73           02/15/02          150,000            150,890
Dayton Hudson Credit Card Master Trust 95-1 A       6.10           02/25/02        1,760,000          1,760,809
First Bank Corporate Card Master Trust 97-1 A       6.40           02/15/03           50,000             49,201
Sears Credit Account Master Trust 96-2 A            6.50           10/15/03           60,000             60,075
-----------------------------------------------------------------------------------------------------------------
                                                                                                      2,020,975
-----------------------------------------------------------------------------------------------------------------
EQUIPMENT LOAN RELATED - 0.1%
Capital Equipment Receivables Trust 96-1 A3         6.11           07/15/99           40,000             39,969
=================================================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $5,632,783)...............................................................................  $  5,633,672
=================================================================================================================

FOREIGN DENOMINATED BONDS - 8.3%

                                                                                     Principal            Market
                                                    Rate           Maturity         Amount (d)          Value (a)
-----------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS - 8.3%
Australian Government (Australian dollar)           7.50%          07/15/05        4,400,000       $   3,379,633
German Government (German deutschemark)             6.00           01/04/07        7,000,000           4,127,111
-----------------------------------------------------------------------------------------------------------------
                                                                                                       7,506,744
=================================================================================================================
TOTAL INVESTMENTS IN FOREIGN DENOMINATED BONDS
(COST: $7,588,236)................................................................................ $   7,506,744
=================================================================================================================

                    SEE ACCOMPANYING NOTES TO FUND PORTFOLIO




NON-CONVERTIBLE PREFERRED STOCKS - 2.6%

                                                                                                       Market
                                                                     Rate            Quantity         Value (a)
-----------------------------------------------------------------------------------------------------------------
FINANCIAL - 2.6%
SI Financing Trust I                                                  2.38%           90,000       $  2,373,750
=================================================================================================================
TOTAL INVESTMENTS IN NON-CONVERTIBLE PREFERRED STOCKS
(COST: $2,288,188)...............................................................................  $  2,373,750
=================================================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $85,301,516)..............................................................................  $ 85,206,938
=================================================================================================================




SHORT-TERM SECURITIES - 7.6%

                                                                                     Principal          Market
                                                    Rate           Maturity           Amount           Value (a)
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Bank (discount note)              5.40%          06/19/97    $   6,500,000       $  6,482,450
U.S. Treasury Bill                                  5.26           09/18/97          400,000 (c)        393,964
-----------------------------------------------------------------------------------------------------------------
                                                                                                      6,876,414
=================================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $6,876,267)...............................................................................  $  6,876,414
=================================================================================================================

PURCHASED OPTIONS - 0.0%

                                                                                                        Market
                                                                                     Quantity          Value (a)
-----------------------------------------------------------------------------------------------------------------
PUT OPTION - 0.0%
U.S. Treasury Bond, exercise price $108, expires September 1997                       40,000       $     43,125
=================================================================================================================
TOTAL INVESTMENTS IN PURCHASED OPTIONS
(COST: $50,925)..................................................................................  $     43,125
=================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $92,228,708) (f)..........................................................................  $ 92,126,477
=================================================================================================================
OTHER ASSETS & LIABILITIES (NET) - (2.0%)
       ..........................................................................................  $ (1,883,901)
=================================================================================================================
TOTAL NET ASSETS
       ..........................................................................................  $ 90,242,576
=================================================================================================================

                    SEE ACCOMPANYING NOTES TO FUND PORTFOLIO



                             NOTES TO FUND PORTFOLIO
                           IAI INSTITUTIONAL BOND FUND

                                  MAY 31, 1997
                                   (UNAUDITED)

                                       (a)
Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)
Purchased on a when-issued basis. At May 31, 1997, the total cost of securities purchased on a when-issued basis was $6,678,546.

                                       (c)
Security is partially pledged to cover initial margin on open futures contracts (see Note 6 to financial statements).

                                       (d)
Foreign security cost and market values are stated in U.S. dollars. Principal amounts are denominated in the foreign currency indicated parenthetically.

                                       (e)
Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1993. These issues may only be sold to other qualified institutional buyers, and are considered liquid under guidelines established by the Board of Directors.


                                      (f)
At May 31, 1997, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


   Cost for federal income tax purposes ...................  $   92,235,287
==============================================================================

   Gross unrealized appreciation ..........................  $      335,105
   Gross unrealized depreciation ..........................        (435,765)
------------------------------------------------------------------------------
   Net unrealized depreciation ............................  $     (100,660)
==============================================================================


                                     STATEMENT OF ASSETS AND LIABILITIES
                                         IAI INSTITUTIONAL BOND FUND

                                                MAY 31, 1997
                                                 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market
     (Cost: $92,228,708) (see Fund Portfolio)                                                    $  92,126,477
Cash in bank on demand deposit                                                                           5,756
Receivable for investment securities sold                                                            5,524,131
Accrued interest and dividends receivable                                                            1,106,979
Unrealized appreciation on foreign currency contracts held, at value                                   122,071
----------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                   98,885,414
----------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investment securities purchased                                                          8,504,232
Accrued management fee                                                                                   1,236
Variation margin payable                                                                                82,531
Other accrued expenses                                                                                  11,089
Covered put options written, at market                                                                  43,750
----------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                               8,642,838
----------------------------------------------------------------------------------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                                      $  90,242,576
================================================================================================================

REPRESENTED BY:
Capital stock                                                                                    $      97,335
Additional paid-in capital                                                                          91,221,573
Undistributed net investment income                                                                    193,221
Accumulated net realized losses on investments                                                      (1,224,280)
Unrealized appreciation or depreciation on:
     Investment securities                                                      $  (163,829)
     Other assets and liabilities denominated in foreign currency                   118,556
----------------------------------------------------------------------------------------------------------------
                                                                                                       (45,273)
----------------------------------------------------------------------------------------------------------------
         TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                 $  90,242,576
================================================================================================================

         Shares of capital stock outstanding; authorized 10 billion shares
              of $0.01 par value stock                                                               9,733,465
----------------------------------------------------------------------------------------------------------------
         NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                                  $        9.27
================================================================================================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS



                                           STATEMENT OF OPERATIONS
                                         IAI INSTITUTIONAL BOND FUND

                                        SIX MONTHS ENDED MAY 31, 1997
                                                 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     INCOME
         Interest (net of foreign income taxes withheld of $24,796)                               $  2,866,986
         Dividends                                                                                     106,875
----------------------------------------------------------------------------------------------------------------
              TOTAL INCOME                                                                           2,973,861
----------------------------------------------------------------------------------------------------------------

     EXPENSES
         Management fees                                                                               221,067
         Compensation of Directors                                                                       4,921
----------------------------------------------------------------------------------------------------------------
              TOTAL EXPENSES                                                                           225,988
         Less fees reimbursed by Advisers                                                               (4,921)
----------------------------------------------------------------------------------------------------------------
              NET EXPENSES                                                                             221,067
----------------------------------------------------------------------------------------------------------------
              NET INVESTMENT INCOME                                                                  2,752,794
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
     Net realized gains (losses) on:
         Investment securities                                                $  1,401,798
         Foreign currency transactions                                             110,102
         Futures contracts                                                        (536,031)
         Written option contracts closed or expired                                 21,703
--------------------------------------------------------------------------------------------
                                                                                                       997,572
     Net change in unrealized appreciation or depreciation on:
         Investment securities                                                $ (3,546,698)
         Other assets and liabilities denominated in foreign currency              118,263
         Futures contracts                                                         (69,748)
         Written option contracts                                                    8,150
---------------------------------------------------------------------------------------------
                                                                                                    (3,490,033)
----------------------------------------------------------------------------------------------------------------
              NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY                                          (2,492,461)
----------------------------------------------------------------------------------------------------------------
              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $    260,333
================================================================================================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS



                                     STATEMENT OF CHANGES IN NET ASSETS
                                         IAI INSTITUTIONAL BOND FUND

                                                                      Six months ended          Year ended
                                                                        May 31, 1997         November 30, 1996
--------------------------------------------------------------------------------------------------------------
OPERATIONS                                                              (UNAUDITED)
   Net investment income                                               $   2,752,794           $   6,698,324
   Net realized gains (losses)                                               997,572                (492,962)
   Net change in unrealized appreciation or depreciation                  (3,490,033)                911,061
--------------------------------------------------------------------------------------------------------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   260,333               7,116,423
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (2,800,635)             (6,725,675)
--------------------------------------------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                                                 (2,800,635)             (6,725,675)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of 2,274,401 and 2,647,688 shares               21,075,646              24,310,364
   Net asset value of 300,862 and 727,591 shares issued to
       shareholders in reinvestment of distributions                       2,792,620               6,725,675
   Cost of 3,013,613 and 3,880,061 shares redeemed                       (28,169,997)            (35,771,090)
--------------------------------------------------------------------------------------------------------------
      INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS   (4,301,731)             (4,735,051)
--------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                             (6,842,033)             (4,344,303)

   NET ASSETS AT BEGINNING OF PERIOD                                      97,084,609             101,428,912
--------------------------------------------------------------------------------------------------------------

   NET ASSETS AT END OF PERIOD                                         $  90,242,576           $  97,084,609
==============================================================================================================
      INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                $     193,221           $     241,062
==============================================================================================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS



                                            FINANCIAL HIGHLIGHTS
                                         IAI INSTITUTIONAL BOND FUND

               PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
                     AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                               Years ended
                                              Six months       November 30,         Period from          Period from
                                                 ended     -------------------    April 1, 1994 to   November 1, 1993***
                                              May 31, 1997   1996       1995     November 30, 1994+   to March 31, 1994
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                               (UNAUDITED)
     Beginning of period                        $  9.54    $  9.50    $   8.85       $   9.36            $   10.00
------------------------------------------------------------------------------------------------------------------------

OPERATIONS
     Net investment income                          .29        .63         .62            .38                  .22
     Net realized and unrealized gains (losses)    (.27)       .04         .66           (.51)                (.65)
------------------------------------------------------------------------------------------------------------------------
         TOTAL FROM OPERATIONS                      .02        .67        1.28           (.13)                (.43)
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                         (.29)      (.63)       (.63)          (.38)                (.21)
------------------------------------------------------------------------------------------------------------------------
         TOTAL DISTRIBUTIONS                       (.29)      (.63)       (.63)          (.38)                (.21)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE
     End of period                              $  9.27    $  9.54    $   9.50       $   8.85            $    9.36
========================================================================================================================
Total investment return*                           0.28%      7.44%      14.95%         (1.44%)              (4.35%)
Net assets at end of period (000's omitted)     $90,243    $97,085    $101,429       $ 73,724            $  31,478

RATIOS
     Expenses to average daily net assets          0.50%**    0.50%       0.50%          0.50%**              0.50%**
     Net investment income to average
         daily net assets                          6.26%**    6.75%       6.76%          6.42%**              5.84%**
     Portfolio turnover rate
         (excluding short-term securities)        201.4%     323.0%      358.8%         235.1%               127.1%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.
**   ANNUALIZED
***  COMMENCEMENT OF OPERATIONS
+    REFLECTS FISCAL YEAR-END CHANGE FROM MARCH 31 TO NOVEMBER 30.



                          NOTES TO FINANCIAL STATEMENTS
                           IAI INSTITUTIONAL BOND FUND

                                  MAY 31, 1997
                                   (UNAUDITED)

[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies. IAI Institutional Bond Fund is a separate portfolio of IAI Investment Funds I, Inc. The Fund's investment objective is to provide shareholders with a high level of total return derived from a combination of capital appreciation and current income. The Fund pursues its objective by investing primarily in a diversified portfolio of investment grade bonds and other debt securities of similar quality. This report covers only the IAI Institutional Bond Fund (the Fund).

Significant accounting policies followed by the Fund are summarized below:

SECURITY VALUATION

Investments in securities traded on national securities or international exchanges are valued at the last reported sales price at the close of each business day. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, the last reported bid price.

Debt securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith using consistently applied procedures under the general supervision of the Board of Directors.

Short-term securities with maturities of 60 days or less from the date of initial acquisition are valued at amortized cost. Those with maturities greater than 60 days from the date of initial acquisition are marked-to-market on a daily basis.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

The Fund may enter into transactions to sell its purchase commitments to third parties at the current market values and concurrently acquire other purchase commitments for similar securities at later dates, commonly referred to as a "dollar-roll." As an inducement for the Fund to "rollover" its purchase commitments, the Fund receives negotiated fees. For the period ended May 31, 1997 the Fund did not enter into any dollar-roll transactions.

FUTURES AND OPTIONS CONTRACTS

In order to increase exposure to and hedge against changes in the market, the Fund may buy and sell futures contracts and options. The risk of entering into futures and option contracts include the possibility that changes in the value of these contracts may not correlate with changes in the underlying security.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities into a segregated account, which represents the initial margin, which is equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded daily as unrealized gains or losses. Variation margin is paid or received in cash daily by the Fund. The Fund realizes a gain or loss when the contract is closed or expires.

Options traded on an exchange are valued using the last sale price, and those traded over-the-counter are valued using dealer-supplied valuations, resulting in unrealized appreciation or depreciation being recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

The Fund invests in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation or depreciation on foreign currency contracts.

Exchange gains (losses) may also be realized between the trade and settlement dates on security and foreign currency contract transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains differ for financial statement and tax purposes primarily because of recognition of certain foreign currency gains and losses as ordinary income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

For federal income tax purposes, the Fund has a capital loss carryover of approximately $2,215,000 at November 30, 1996 which, if not offset by subsequent capital gains, will expire in 2002. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Fund amortizes discount purchased on long-term bonds using the level yield method of amortization. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the record date. Distributions from net investment income are made monthly. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


[2] COMMITMENTS AND CONTINGENCIES

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). Also, the Fund is committed to make capital contributions, if requested by the Company.

The Fund has available a $15,000,000 line of credit with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. There were no borrowings outstanding at May 31, 1997.

[3]   FEES AND EXPENSES

Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 0.50% of average daily net assets and is paid monthly. The Management Agreement further provides that Advisers will reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.

[4] PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 1997, purchases of securities and sales proceeds, other than investments in short-term securities, for the Fund aggregated $168,046,750 and $173,680,153, respectively.

[5] Open Futures Contracts

The financial futures contracts shown below were open as of May 31, 1997. The market value of securities deposited to cover initial margin requirements for the open positions at May 31, 1997 was $295,473. The unrealized gain (loss) of ($69,748) for the following contracts is included in unrealized appreciation or depreciation on investment securities.


INSTITUTIONAL BOND FUND                             FUTURES
-------------------------------------------------------------------------------------------------------------
                         Number of       Expiration                       Market     Unrealized Appreciation
         Type            Contracts          Month         Position         Value         (Depreciation)
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Note         93             June 1997         Short      $10,000,406        $   (59,323)
U.S. Treasury Bond         40             June 1997         Short      $ 4,401,250            (18,425)
Eurodollar                 50          September 1997       Long       $11,750,625             15,875
Eurodollar                 50          September 1998       Short      $11,678,750             (7,875)
                                                                                          -------------------
                                                                                          $   (69,748)

[6]   OPTIONS CONTRACTS WRITTEN

During the period ended May 31, 1997, Institutional Bond Fund wrote the following options on futures.

CALL OPTIONS
----------------------------------------------------------------------------
                                 Number of Contracts              Premium
----------------------------------------------------------------------------
  Outstanding at 11/30/96                --                    $       --
  Opened                                 75                        21,703
  Expired                               (75)                      (21,703)
  Closed                                 --                            --
  Exercised                              --                            --
----------------------------------------------------------------------------
  Outstanding at 5/31/97                 --                    $       --
============================================================================

PUT OPTIONS
----------------------------------------------------------------------------
                                 Number of Contracts              Premium
----------------------------------------------------------------------------
  Outstanding at 11/30/96                --                    $       --
  Opened                                 80                        51,900
  Expired                                --                            --
  Closed                                 --                            --
  Exercised                              --                            --
----------------------------------------------------------------------------
  Outstanding at 5/31/97                 80                    $   51,900
============================================================================

[7]   FOREIGN CURRENCY EXCHANGE CONTRACTS

At May 31, 1997, the Fund had entered into foreign currency exchange contracts. The unrealized appreciation on those contracts at May 31, 1997 is included in unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contracts are as follows:


Exchange Date          Currency to be Delivered            Currency to be Received      Unrealized Appreciation
-----------------------------------------------------------------------------------------------------------------
  06/04/97          3,900,000 German Deutschemark          2,302,243  U.S. Dollars            $    14,858
  06/06/97          4,400,000 Australian Dollars           3,467,200  U.S. Dollars                107,213
-----------------------------------------------------------------------------------------------------------------
                                                                                              $   122,071
-----------------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com


                                    CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479


                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS
                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                  Noel P. Rahn
                                J. Peter Thompson
                               Charles H. Withers




                                   [LOGO] IAI
                                  MUTUAL FUNDS

     3700 FIRST BANK PLACE, P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357
                              USA FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700